Accounts receivable, net (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Accounts receivable, net
Accounts receivable, gross	$ 140,112	$ 252,215
Less: allowance for doubtful accounts	0	0
Accounts receivable, net	$ 140,112	$ 252,215